Quarterly Report
January 31, 2025
MFS®  Lifetime®  Income Fund
LRT-Q3

Portfolio of Investments
1/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 99.9%
Bond Funds – 70.1%
MFS Emerging Markets Debt Fund - Class R6	489,046	$5,893,004
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,102,946	5,856,645
MFS Global Opportunistic Bond Fund - Class R6	5,062,174	41,155,471
MFS Government Securities Fund - Class R6	6,572,183	55,732,113
MFS High Income Fund - Class R6	3,783,233	11,765,856
MFS Inflation-Adjusted Bond Fund - Class R6	6,508,531	58,641,862
MFS Limited Maturity Fund - Class R6	20,066,749	117,189,811
MFS Total Return Bond Fund - Class R6	12,163,338	114,457,013
		$410,691,775
International Stock Funds – 5.0%
MFS Blended Research International Equity Fund - Class R6	1,092,335	$14,713,752
MFS International Growth Fund - Class R6	67,767	2,944,482
MFS International Intrinsic Value Fund - Class R6	77,500	2,941,104
MFS Research International Fund - Class R6	380,936	8,795,815
		$29,395,153
Non-Traditional Funds – 4.0%
MFS Commodity Strategy Fund - Class R6	3,156,313	$11,678,359
MFS Global Real Estate Fund - Class R6	718,807	11,651,855
		$23,330,214
U.S. Stock Funds – 18.4%
MFS Blended Research Core Equity Fund - Class R6	253,367	$9,493,677
MFS Blended Research Growth Equity Fund - Class R6	365,529	9,463,546
MFS Blended Research Mid Cap Equity Fund - Class R6	1,180,430	17,552,990
MFS Blended Research Small Cap Equity Fund - Class R6	382,316	5,815,032
MFS Blended Research Value Equity Fund - Class R6	731,580	11,719,905
MFS Growth Fund - Class R6	44,686	9,470,682
MFS Mid Cap Growth Fund - Class R6	264,223	8,798,637
MFS Mid Cap Value Fund - Class R6	266,515	8,752,344
MFS New Discovery Fund - Class R6 (a)	89,225	2,918,547
MFS New Discovery Value Fund - Class R6	155,462	2,911,797
MFS Research Fund - Class R6	159,471	9,507,687
MFS Value Fund - Class R6	232,333	11,707,272
		$108,112,116
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 4.41% (v)	13,858,531	$13,861,303
Total Mutual Funds		$585,390,561

Other Assets, Less Liabilities – 0.1%		319,502
Net Assets – 100.0%		$585,710,063
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $585,390,561.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service.
The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the

Supplemental Information (unaudited) – continued
investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$585,390,561	$—	$—	$585,390,561
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended January 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$9,979,138	$1,061,378	$2,453,993	$810,800	$96,354	$9,493,677
MFS Blended Research Growth Equity Fund	9,914,674	762,292	3,281,887	1,522,352	546,115	9,463,546
MFS Blended Research International Equity Fund	15,517,979	1,483,017	3,339,660	636,204	416,212	14,713,752
MFS Blended Research Mid Cap Equity Fund	18,411,563	2,642,315	4,846,960	1,414,308	(68,236)	17,552,990
MFS Blended Research Small Cap Equity Fund	6,116,310	903,046	1,433,695	358,172	(128,801)	5,815,032
MFS Blended Research Value Equity Fund	12,353,463	1,748,344	2,566,188	683,081	(498,795)	11,719,905
MFS Commodity Strategy Fund	12,293,959	1,456,865	2,441,128	(335,458)	704,121	11,678,359
MFS Emerging Markets Debt Fund	6,258,015	379,651	905,774	(64,202)	225,314	5,893,004
MFS Emerging Markets Debt Local Currency Fund	6,207,107	656,452	982,428	(139,207)	114,721	5,856,645
MFS Global Opportunistic Bond Fund	43,712,819	1,695,270	5,573,330	(559,514)	1,880,226	41,155,471
MFS Global Real Estate Fund	12,104,575	1,461,952	2,493,524	310,511	268,341	11,651,855
MFS Government Securities Fund	58,014,294	4,125,190	7,514,900	(1,105,909)	2,213,438	55,732,113
MFS Growth Fund	9,855,908	1,421,966	2,894,983	1,903,436	(815,645)	9,470,682
MFS High Income Fund	12,547,730	741,371	1,887,540	(60,296)	424,591	11,765,856
MFS Inflation-Adjusted Bond Fund	61,646,782	4,132,936	7,745,531	(1,008,510)	1,616,185	58,641,862
MFS Institutional Money Market Portfolio	18,701,436	14,720,347	19,564,020	(17)	3,557	13,861,303
MFS International Growth Fund	3,094,429	349,368	724,083	294,382	(69,614)	2,944,482
MFS International Intrinsic Value Fund	3,089,232	554,913	647,924	152,054	(207,171)	2,941,104
MFS Limited Maturity Fund	125,089,385	6,009,510	16,487,814	(466,652)	3,045,382	117,189,811
MFS Mid Cap Growth Fund	9,102,690	891,426	2,093,628	1,343,350	(445,201)	8,798,637
MFS Mid Cap Value Fund	9,271,917	1,377,783	2,227,276	1,372,420	(1,042,500)	8,752,344
MFS New Discovery Fund	3,037,542	186,986	667,305	222,379	138,945	2,918,547
MFS New Discovery Value Fund	3,080,190	425,927	820,466	285,403	(59,257)	2,911,797
MFS Research Fund	9,940,874	1,042,578	2,225,568	1,352,495	(602,692)	9,507,687
MFS Research International Fund	9,305,847	858,902	1,718,247	503,283	(153,970)	8,795,815
MFS Total Return Bond Fund	120,472,917	7,036,118	16,167,785	(1,817,628)	4,933,391	114,457,013
MFS Value Fund	12,385,948	1,542,491	2,612,589	1,113,370	(721,948)	11,707,272
	$621,506,723	$59,668,394	$116,318,226	$8,720,607	$11,813,063	$585,390,561
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$223,543	$673,867
MFS Blended Research Growth Equity Fund	121,483	327,166
MFS Blended Research International Equity Fund	497,525	178,488

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Blended Research Mid Cap Equity Fund	$581,774	$1,083,264
MFS Blended Research Small Cap Equity Fund	91,608	309,942
MFS Blended Research Value Equity Fund	416,017	742,407
MFS Commodity Strategy Fund	394,690	—
MFS Emerging Markets Debt Fund	317,411	—
MFS Emerging Markets Debt Local Currency Fund	262,562	—
MFS Global Opportunistic Bond Fund	1,040,088	—
MFS Global Real Estate Fund	293,270	—
MFS Government Securities Fund	1,741,789	—
MFS Growth Fund	14,902	1,061,143
MFS High Income Fund	588,546	—
MFS Inflation-Adjusted Bond Fund	2,313,127	—
MFS Institutional Money Market Portfolio	656,418	—
MFS International Growth Fund	47,465	124,401
MFS International Intrinsic Value Fund	65,138	270,287
MFS Limited Maturity Fund	4,068,615	—
MFS Mid Cap Growth Fund	—	559,337
MFS Mid Cap Value Fund	155,815	683,113
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	82,224	94,980
MFS Research Fund	81,556	806,880
MFS Research International Fund	186,009	—
MFS Total Return Bond Fund	3,951,663	—
MFS Value Fund	181,141	780,920
	$18,374,379	$7,696,195
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